Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	$ (4)
Income (loss) from change in exchange rate	4
Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(10)
Income (loss) from change in exchange rate	10
Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(10)
Income (loss) from change in exchange rate	10
Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(4)
Income (loss) from change in exchange rate	4
Cash And Cash Equivalents And Deposits [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	960
Cash And Cash Equivalents And Deposits [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	19
Income (loss) from change in exchange rate	(19)
Cash And Cash Equivalents And Deposits [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	48
Income (loss) from change in exchange rate	(48)
Cash And Cash Equivalents And Deposits [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	48
Income (loss) from change in exchange rate	(48)
Cash And Cash Equivalents And Deposits [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	19
Income (loss) from change in exchange rate	(19)
Other Current Asset [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	841
Other Current Asset [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	17
Income (loss) from change in exchange rate	(17)
Other Current Asset [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	42
Income (loss) from change in exchange rate	(42)
Other Current Asset [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	42
Income (loss) from change in exchange rate	(42)
Other Current Asset [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	17
Income (loss) from change in exchange rate	(17)
Account Payables [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(205)
Account Payables [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(4)
Income (loss) from change in exchange rate	4
Account Payables [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(10)
Income (loss) from change in exchange rate	10
Account Payables [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(10)
Income (loss) from change in exchange rate	10
Account Payables [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(4)
Income (loss) from change in exchange rate	4
Other Payables [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(1,668)
Other Payables [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(33)
Income (loss) from change in exchange rate	33
Other Payables [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(83)
Income (loss) from change in exchange rate	83
Other Payables [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(83)
Income (loss) from change in exchange rate	83
Other Payables [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(33)
Income (loss) from change in exchange rate	33
Post-employment benefit liabilities [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(145)
Post-employment benefit liabilities [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(3)
Income (loss) from change in exchange rate	3
Post-employment benefit liabilities [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(7)
Income (loss) from change in exchange rate	7
Post-employment benefit liabilities [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(7)
Income (loss) from change in exchange rate	7
Post-employment benefit liabilities [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(3)
Income (loss) from change in exchange rate	3
EURO [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	21
Income (loss) from change in exchange rate	(21)
EURO [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	53
Income (loss) from change in exchange rate	(53)
EURO [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	53
Income (loss) from change in exchange rate	(53)
EURO [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	21
Income (loss) from change in exchange rate	(21)
EURO [Member] | Cash And Cash Equivalents And Deposits [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	2,246
EURO [Member] | Cash And Cash Equivalents And Deposits [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	45
Income (loss) from change in exchange rate	(45)
EURO [Member] | Cash And Cash Equivalents And Deposits [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	112
Income (loss) from change in exchange rate	(112)
EURO [Member] | Cash And Cash Equivalents And Deposits [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	112
Income (loss) from change in exchange rate	(112)
EURO [Member] | Cash And Cash Equivalents And Deposits [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	45
Income (loss) from change in exchange rate	(45)
EURO [Member] | Account Payables [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(979)
EURO [Member] | Account Payables [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(20)
Income (loss) from change in exchange rate	20
EURO [Member] | Account Payables [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(49)
Income (loss) from change in exchange rate	49
EURO [Member] | Account Payables [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(49)
Income (loss) from change in exchange rate	49
EURO [Member] | Account Payables [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(20)
Income (loss) from change in exchange rate	20
EURO [Member] | Other Payables [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) value	(207)
EURO [Member] | Other Payables [Member] | Bottom of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(4)
Income (loss) from change in exchange rate	4
EURO [Member] | Other Payables [Member] | Down Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(10)
Income (loss) from change in exchange rate	10
EURO [Member] | Other Payables [Member] | Top of range [member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(10)
Income (loss) from change in exchange rate	10
EURO [Member] | Other Payables [Member] | Up Range One [Member]
Financial Instruments (Details) - Schedule of sensitivity test to possible changes in USD/NIS exchange rate [Line Items]
Income (loss) from change in exchange rate	(4)
Income (loss) from change in exchange rate	$ 4